Loss per share - Schedule of Anti-dilutive Shares (Details) - shares	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Earnings per share [line items]
Anti-dilutive shares (in shares)	9,273,764	5,786,950
Stock options
Earnings per share [line items]
Anti-dilutive shares (in shares)	1,645,948	5,786,950
Convertible debt
Earnings per share [line items]
Anti-dilutive shares (in shares)	7,627,816	0